Segment Information - Summary of Operating Segments (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [abstract]
Interest and similar income and expenses	R$ 62,565	R$ 67,311	R$ 67,276
Net gains (loss) on investment securities and derivatives	(4,834)	4,181	7,066
Results from foreign exchange operation	2,974	(250)	5,513
Depreciation and amortization expenses	R$ 3,332	R$ 3,034	R$ 2,995